Investment Portfolioas of January 31, 2024 (Unaudited)
DWS Latin America Equity Fund
	Shares	Value ($)

Equity Securities 97.6%
Brazil 59.0%
Allos SA	940,350	4,659,614
B3 SA - Brasil Bolsa Balcao	4,532,512	11,975,331
Banco Bradesco SA (ADR)	2,363,100	7,325,610
Banco Bradesco SA (Preferred)	3,070,937	9,514,549
Banco BTG Pactual SA (Units)	1,976,816	14,372,056
Banco do Brasil SA	1,668,000	19,005,046
CCR SA	3,067,743	8,123,847
Centrais Eletricas Brasileiras SA	1,341,774	11,052,357
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	305,935	4,869,618
Direcional Engenharia SA	61,366	269,894
Embraer SA*	779,100	3,582,250
Embraer SA (ADR)*	205,200	3,777,732
Energisa SA (Units)	383,624	3,918,781
Equatorial Energia SA	392,000	2,803,278
Gerdau SA (ADR)	2,680	11,336
Gerdau SA (Preferred)	50,160	213,016
Hapvida Participacoes e Investimentos SA 144A*	13,542,366	10,605,599
Hypera SA	605,681	3,879,028
Itaú Unibanco Holding SA (Preferred)	1,321,300	8,742,171
Localiza Rent a Car SA	1,197,140	13,077,107
MRV Engenharia e Participacoes SA*	2,261,461	3,596,866
Multiplan Empreendimentos Imobiliarios SA	777,671	4,373,065
Natura & Co. Holding SA*	912,200	2,945,907
Oncoclinicas Do Brasil Servicos Medicos SA*	1,593,095	3,726,783
Petroleo Brasileiro SA (ADR)	654,000	11,163,780
Petroleo Brasileiro SA (ADR) (Preferred)	509,500	8,355,800
Petroleo Brasileiro SA (Preferred)	1,270,060	10,369,354
PRIO SA	1,124,148	9,967,670
Rumo SA	2,934,150	13,656,850
Suzano SA	698,400	7,276,645
Suzano SA (ADR)	19,400	201,760
Telefonica Brasil SA	130,503	1,352,865
Telefonica Brasil SA (ADR)	20,700	213,624
TOTVS SA	1,054,912	6,711,373
Vale SA	1,287,407	17,607,520
Vale SA (ADR)	256,700	3,514,223
XP, Inc. "A"	115,400	2,836,532
(Cost $213,520,511)		249,648,837
Chile 2.9%
Cencosud SA	3,958,341	6,887,061
Parque Arauco SA	3,150,383	5,023,214
Sociedad Quimica y Minera de Chile SA (ADR)	7,400	311,318
(Cost $10,046,976)		12,221,593
Mexico 32.1%
Arca Continental SAB de CV	455,044	5,173,460

Cemex SAB de CV (ADR)*	1,477,112	12,230,487
Cemex SAB de CV (Units)*	919,332	762,215
Coca-Cola Femsa SAB de CV (ADR)	43,273	4,108,339
Fibra Uno Administracion SA de CV	1,301,834	2,210,883
Fomento Economico Mexicano SAB de CV (ADR)	95,899	12,998,151
Fomento Economico Mexicano SAB de CV (Units)	1,051,598	14,240,243
GCC SAB de CV	386,886	4,492,522
Gentera SAB de CV	3,598,700	4,886,362
Gruma SAB de CV "B"	170,303	3,186,100
Grupo Aeroportuario del Pacifico SAB de CV (ADR) (a)	6,045	942,355
Grupo Aeroportuario del Pacifico SAB de CV "B"	128,058	1,993,989
Grupo Aeroportuario del Sureste SAB de CV (ADR)	19,708	5,761,437
Grupo Aeroportuario del Sureste SAB de CV "B"	161,301	4,695,128
Grupo Financiero Banorte SAB de CV "O"	2,060,730	20,953,918
Grupo Mexico SAB de CV "B"	1,427,318	7,357,386
Grupo Televisa SAB (ADR)	3,130	9,421
Grupo Traxion SAB de CV 144A*	2,006,200	3,672,856
Kimberly-Clark de Mexico SAB de CV "A"	4,104,513	9,319,604
Regional SAB de CV	681,420	6,306,446
TF Administradora Industrial S de Real de CV (a)	712,058	1,534,866
Wal-Mart de Mexico SAB de CV	2,113,447	8,729,335
(Cost $95,118,854)		135,565,503
Peru 2.6%
Credicorp Ltd. (Cost $8,673,529)	73,597	10,924,003
Uruguay 1.0%
MercadoLibre, Inc.* (Cost $3,846,997)	2,432	4,163,122
Total Equity Securities (Cost $331,206,867)		412,523,058

Rights 0.0%
Brazil
Localiza Rent a Car SA, Expiration Date 2/5/2024* (Cost $0)	2,871	5,215

Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (b) (c) (Cost $2,231,985)	2,231,985	2,231,985

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $333,438,852)	98.1	414,760,258
Other Assets and Liabilities, Net	1.9	8,184,673
Net Assets	100.0	422,944,931
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2024	Value ($) at 1/31/2024
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (b) (c)
4,437,600	—	2,205,615 (d)	—	—	11,905	—	2,231,985	2,231,985

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2024 amounted to $2,118,977, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At January 31, 2024 the DWS Latin America Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral)
Financials	116,842,024	28%
Consumer Staples	67,588,200	16%
Industrials	59,288,766	14%
Materials	53,978,428	13%
Energy	39,856,604	10%
Utilities	22,644,034	6%
Health Care	18,211,410	5%
Real Estate	17,801,642	4%
Consumer Discretionary	8,029,882	2%
Information Technology	6,711,373	2%
Communication Services	1,575,910	0%
Total	412,528,273	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Brazil	$249,648,837	$—	$—	$249,648,837
Chile	311,318	11,910,275	—	12,221,593
Mexico	135,565,503	—	—	135,565,503
Peru	10,924,003	—	—	10,924,003
Uruguay	4,163,122	—	—	4,163,122
Rights	5,215	—	—	5,215
Short-Term Investments	2,231,985	—	—	2,231,985
Total	$402,849,983	$11,910,275	$—	$414,760,258

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DLAEF-PH1
R-080548-2 (1/25)